Financial Instruments - Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	$ 22	$ 3
Investments in strategic equity securities	14	23
Other investments at fair value through earnings	3	3
Total derivative financial assets	39	29
Liabilities measured at fair value Derivative instruments	30	53
Level 1 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Investments in strategic equity securities	14	23
Total derivative financial assets	14	23
Level 2 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	22	3
Other investments at fair value through earnings	3	3
Total derivative financial assets	25	6
Liabilities measured at fair value Derivative instruments	$ 30	$ 53